Other reserves	12 Months Ended
Dec. 31, 2022
Other reserves
Other reserves

25   Other reserves

				Foreign
			Share‑based	currency
	Recapitalization	Share	compensation	translation
	reserve	premium	reserve	differences	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

As at January 1, 2020	1,200,000	6,929,485	84,491	475,295	(227,634)	8,461,637

Other comprehensive income
-Foreign currency translation differences	—	—	—	(608,427)	—	(608,427)
-Fair value changes on financial assets measured at fair value through other comprehensive income	—	—	—	—	(39)	(39)
Share premium from issuance of ordinary shares (a)	—	2,697,674	—	—	—	2,697,674
Share-based payments：
- Value of employee services and business cooperation arrangements	—	—	89,652	—	—	89,652
- Vesting of shares under Restricted Share Unit Scheme	—	—	(566)	—	—	(566)
As at December 31, 2020	1,200,000	9,627,159	173,577	(133,132)	(227,673)	10,639,931

Other comprehensive income
-Foreign currency translation differences	—	—	—	(152,542)	—	(152,542)
-Fair value changes on financial assets measured at fair value through other comprehensive income	—	—	—	—	(1,812)	(1,812)
Share-based payments：
- Value of employee services and business cooperation arrangements(Note 26)	—	—	25,409	—	—	25,409
- Exercise of shares under share option Scheme			2,345			2,345
- Vesting of shares under Restricted Share Unit Scheme	—	—	(700)	—	—	(700)
As at December 31, 2021	1,200,000	9,627,159	200,631	(285,674)	(229,485)	10,512,631

Other comprehensive income
-Foreign currency translation differences	—	—	—	426,145	—	426,145
-Fair value changes on financial assets measured at fair value through other comprehensive income	—	—	—	—	5,324	5,324
Share-based payments：
- Value of employee services and business cooperation arrangements (Note 26)	—	—	13,361	—	—	13,361
- exercise of shares under share option Scheme	—	—	331	—	—	331
- Vesting of shares under Restricted Share Unit Scheme	—	—	(4,720)	—	—	(4,720)
As at December 31, 2022	1,200,000	9,627,159	209,603	140,471	(224,161)	10,953,072
(a)

The excess of the net proceeds of approximately RMB225,727,710 received from the over-allotment options for the IPO over the aggregate par value of the ordinary shares of the Company at approximately RMB728 (Note 24(d)), being RMB225,727,000, was credited to the share premium account of the Company.

The excess of the net proceeds of approximately RMB2,471,951,645 received from the underwritten public offerings over the aggregate par value of the ordinary shares of the Company at approximately RMB4,305 (Note 24(d)), being RMB2,471,947,000, was credited to the share premium account of the Company.